Trade and Other Receivables (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Trade and Other Receivables [Line Items]
Total cost	$ 7,000
Utilized amounting	4,530
Prepaid consultancy services	2,470
Technology services to utilized in future period	900
Services amounting	462
Legal entity	1,400
Consultancy services	$ 938
Bottom of Range [Member]
Trade and Other Receivables [Line Items]
Trade receivables percentage	5.35%
Other receivables percentage	15.00%
Top of Range [Member]
Trade and Other Receivables [Line Items]
Trade receivables percentage	6.78%
Other receivables percentage	0.50%
Vendor and Customer relationship management system (VCRM) [Member]
Trade and Other Receivables [Line Items]
Utilized amounting	$ 800
System estimated period	2 years
Contract value	$ 1,700
Cloud Management Platform Development (CMP) [Member]
Trade and Other Receivables [Line Items]
System estimated period	2 years
Technology services to utilized in future period	$ 1,100
Outsourcing amount	1,800
Services amounting	$ 700